UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Oppenheimer Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.4%
New York—70.7%
$2,100,000	Albany County, NY IDA (Albany College of Pharmacy)	5.250%		12/01/2019	12/01/2014	A	$2,110,983
50,000	Albany County, NY IDA (Wildwood Programs)	4.900		07/01/2021	07/01/2016	A	50,163
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)	6.000		11/15/2025	11/15/2020	A	232,820
260,000	Albany, NY Hsg. Authority (Lark Drive)	5.400		12/01/2018	10/31/2014	A	260,634
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)	4.500		04/01/2018	12/06/2016	A	1,395,467
420,000	Albany, NY IDA (Brighter Choice Charter School for Girls)	4.550		04/01/2015	04/01/2015		422,915
590,000	Albany, NY IDA (H. Johnson Office Park)	5.750	[1]	03/01/2018	12/09/2015	A	609,960
3,000,000	Albany, NY IDA (St. Peter’s Hospital)	5.750		11/15/2022	11/15/2017	A	3,394,170
140,000	Allegany County, NY IDA (Alfred University)	5.000		08/01/2028	10/31/2014	A	140,168
20,000	Blasdell, NY Water System	5.125		06/15/2017	10/31/2014	A	20,082
25,000	Blue Point, NY Fire District	4.625		08/01/2015	10/31/2014	A	25,088
485,000	Brookhaven, NY IDA (Enecon Corp.)	5.800		11/01/2018	12/20/2016	B	485,495
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)	5.750		07/15/2019	07/15/2019		1,573,060
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)	5.750		07/15/2018	07/15/2018		1,595,538
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)	5.750		07/15/2017	07/15/2017		2,585,144
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	5.750		10/01/2026	04/01/2021	A	1,571,967
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)	4.750		12/15/2026	12/15/2022	A	2,201,300
1,395,000	Build NYC Resource Corp. (Wagner College)	5.000		07/01/2024	07/01/2022	A	1,577,396
1,705,000	Build NYC Resource Corp. (Wagner College)	5.000		07/01/2025	07/01/2022	A	1,914,186
1,705,000	Build NYC Resource Corp. (Wagner College)	5.000		07/01/2028	07/01/2022	A	1,883,957
1,650,000	Build NYC Resource Corp. (Wagner College)	5.000		07/01/2026	07/01/2022	A	1,841,631
600,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2021	08/01/2021		696,162
500,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2022	08/01/2022		581,005
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	08/01/2022	A	1,088,750
270,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.250		11/01/2015	05/09/2015	B	272,511
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000		05/01/2023	05/01/2016	A	519,310

1  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$3,805,000	Chautauqua County, NY Tobacco Asset Securitization Corp.	6.500%	07/01/2024	06/07/2021	B	$3,783,920
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.	6.750	07/01/2040	05/29/2034	B	18,076,101
550,000	Chautauqua County, NY Tobacco Asset Securitization Corp.	6.250	07/01/2016	01/02/2016	B	546,210
20,000	Chemung County, NY IDA (Arnot Ogden Medical Center)	5.000	11/01/2029	11/01/2014	A	20,049
10,000	Cornwall on Hudson, NY	5.000	07/15/2015	01/15/2015	A	10,130
10,000	Deerfield, NY GO	5.500	06/15/2018	06/15/2016	A	10,546
15,000	Deerfield, NY GO	5.500	06/15/2019	06/15/2016	A	15,725
15,000	Deerfield, NY GO	5.500	06/15/2020	06/15/2016	A	15,676
10,000	Deerfield, NY GO	5.500	06/15/2017	06/15/2016	A	10,594
10,000	Deerfield, NY GO	5.500	06/15/2015	06/15/2015		10,290
10,000	Deerfield, NY GO	5.500	06/15/2016	06/15/2016		10,642
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)	6.000	10/01/2030	02/13/2020	A	3,390,237
1,135,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)	4.800	08/01/2019	02/01/2015	A	1,160,515
510,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500	08/01/2033	07/19/2018	A	515,044
1,155,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.150	08/01/2016	02/04/2016	B	1,199,710
135,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[2]	6.700	04/01/2021	10/29/2014	A	135,421
2,595,000	Erie County, NY IDA (Buffalo City School District)	5.750	05/01/2029	05/01/2018	A	2,988,324
500,000	Erie County, NY Public Improvement District	5.000	04/01/2025	04/01/2022	A	572,525
525,000	Erie County, NY Public Improvement District	5.000	04/01/2024	04/01/2022	A	604,018
700,000	Erie County, NY Public Improvement District	5.000	04/01/2026	04/01/2022	A	798,616
600,000	Erie County, NY Public Improvement District	5.000	04/01/2023	04/01/2022	A	695,928
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000	06/01/2038	09/11/2029	B	7,824,570
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000	06/01/2031	03/31/2024	B	26,055,573
185,000	Essex County, NY IDA (North Country Community College Foundation)	4.600	06/01/2015	06/01/2015		189,209
145,000	Franklin County, NY IDA (North Country Community College Foundation)	4.600	06/01/2015	06/01/2015		148,451
835,000	Franklin County, NY Solid Waste Management Authority	5.000	06/01/2027	06/01/2022	A	930,607
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)	5.000	09/01/2025	09/01/2022	A	581,940
1,105,000	Glen Cove, NY GO	6.250	04/01/2026	04/01/2016	A	1,144,471
750,000	Glen Cove, NY GO	6.250	04/01/2024	04/01/2016	A	778,267

2  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$905,000	Glen Cove, NY GO	6.250%	04/01/2025	04/01/2016	A	$938,132
10,000	Glen Falls, NY GO	5.250	04/01/2018	04/01/2015	A	10,163
270,000	Gloversville, NY GO	5.800	03/15/2017	03/15/2015	A	276,893
285,000	Gloversville, NY GO	5.800	03/15/2018	03/15/2015	A	287,565
50,000	Gloversville, NY GO	5.800	03/15/2015	03/15/2015		51,295
75,000	Hempstead Village, NY GO	5.000	09/15/2021	09/15/2016	A	78,239
75,000	Hempstead Village, NY GO	5.000	09/15/2020	09/15/2016	A	78,608
75,000	Hempstead Village, NY GO	5.000	09/15/2023	09/15/2016	A	77,630
75,000	Hempstead Village, NY GO	5.000	09/15/2022	09/15/2016	A	77,881
75,000	Hempstead Village, NY GO	5.000	09/15/2019	09/15/2016	A	79,132
75,000	Hempstead Village, NY GO	5.000	09/15/2017	09/15/2016	A	80,112
75,000	Hempstead Village, NY GO	5.000	09/15/2018	09/15/2016	A	79,707
425,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.750	11/01/2018	12/14/2016	B	420,678
20,000	Hudson Falls, NY Central School District	4.750	06/15/2019	06/15/2019		22,321
250,000	Jamestown, NY GO	5.000	08/01/2024	10/31/2014	A	250,465
250,000	Jamestown, NY GO	5.000	08/01/2025	10/31/2014	A	250,447
230,000	L.I., NY Power Authority	6.000	05/01/2033	05/01/2019	A	270,804
250,000	L.I., NY Power Authority, Series A	5.500	04/01/2024	04/01/2019	A	281,887
19,945,000	L.I., NY Power Authority, Series A	5.000	09/01/2026	09/01/2022	A	22,836,028
480,000	L.I., NY Power Authority, Series A	6.250	04/01/2033	04/01/2019	A	565,901
5,850,000	L.I., NY Power Authority, Series A	5.000	12/01/2025	06/01/2016	A	6,241,131
100,000	L.I., NY Power Authority, Series A	5.250	12/01/2020	06/01/2016	A	108,312
1,700,000	L.I., NY Power Authority, Series A	5.750	04/01/2039	04/01/2019	A	1,943,474
4,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2024	09/01/2022	A	4,646,200
10,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2027	09/01/2022	A	11,358,700
14,825,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	09/01/2022	A	16,695,025
185,000	Lackawanna, NY Hsg. Authority	5.000	09/01/2015	09/01/2015		191,392
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)	6.000	07/01/2030	10/31/2014	A	1,010,798
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)	5.875	07/01/2022	10/31/2014	A	2,212,586
70,000	Livonia, NY GO	5.000	06/15/2020	06/15/2017	A	75,220
75,000	Livonia, NY GO	5.000	06/15/2021	06/15/2017	A	79,977
75,000	Livonia, NY GO	5.000	06/15/2025	06/15/2017	A	78,866
90,000	Livonia, NY GO	5.000	06/15/2024	06/15/2017	A	94,857
85,000	Livonia, NY GO	5.000	06/15/2023	06/15/2017	A	89,874
80,000	Livonia, NY GO	5.000	06/15/2022	06/15/2017	A	84,826
35,000	Lyncourt, NY Fire District	6.000	10/15/2016	04/15/2015	A	35,929
2,000,000	Lyons, NY Community Health Initiatives Corp.	5.550	09/01/2024	10/31/2014	A	2,179,720
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)	5.000	06/01/2022	06/01/2015	A	2,107,684
50,000	Madison County, NY IDA (Morrisville State College Foundation)	5.000	06/01/2015	06/01/2015		50,343
835,000	Madison County, NY IDA (Oneida Healthcare Center)	5.500	02/01/2016	10/31/2014	A	837,488
5,000	Monroe County, NY GO	5.000	06/01/2017	10/31/2014	A	5,020

3  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$5,000	Monroe County, NY GO	4.900%	06/01/2015	10/31/2014	A	$5,020
25,000	Monroe County, NY GO	5.750	06/01/2015	10/31/2014	A	25,116
660,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2028	12/01/2022	A	734,745
400,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2026	12/01/2022	A	450,028
345,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2027	12/01/2022	A	385,896
405,000	Monroe County, NY IDA (Southview Towers)	6.125	02/01/2020	10/31/2014	A	406,280
185,000	Monroe County, NY IDA (Summit at Brighton)	5.000	07/01/2016	01/05/2016	B	180,423
325,000	Monroe County, NY IDA (West End Business Center)	5.125	12/01/2014	12/01/2014		324,727
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.000	10/01/2026	10/01/2021	A	217,874
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2023	06/01/2022	A	699,938
25,000	Monroe County, NY Water Authority	5.250	08/01/2016	10/31/2014	A	25,106
7,800,000	Monroe, NY Newpower Corp.	6.375	01/01/2024	01/01/2015	A	7,838,064
280,000	Mount Vernon, NY IDA (Kings Court)	5.125	12/01/2023	12/01/2014	A	283,198
975,000	Mount Vernon, NY IDA (Macedonia Towers)	5.125	12/01/2023	12/01/2014	A	985,969
350,000	Nassau County, NY IDA (ACDS)	6.000	12/01/2019	06/22/2016	A	350,063
300,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022	11/01/2022		298,464
180,000	Nassau County, NY IDA (ALIA-ACDS)	7.000	11/01/2016	11/01/2014	A	180,175
205,000	Nassau County, NY IDA (ALIA-CRR)	7.000	11/01/2016	11/01/2014	A	205,199
45,000	Nassau County, NY IDA (ALIA-FREE)	7.000	11/01/2016	11/01/2014	A	45,044
185,000	Nassau County, NY IDA (ALIA-HKSB)	7.000	11/01/2016	11/01/2014	A	185,179
830,000	Nassau County, NY IDA (CSMR)	6.000	12/01/2019	06/24/2016	A	831,170
1,500,000	Nassau County, NY IDA (CSMR)	5.950	11/01/2022	11/01/2022		1,492,320
415,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	6.000	12/01/2019	06/21/2016	A	417,685
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022	11/01/2022		198,976
145,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.000	11/01/2017	11/01/2017		145,162
17,015,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)	5.250	06/01/2027	10/31/2014	A	17,080,338
200,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022	11/01/2022		198,976
500,000	Nassau County, NY IDA (New York Institute of Technology)	5.000	03/01/2021	03/01/2020	A	560,130
500,000	Nassau County, NY IDA (PLUS Group Home)	6.150	11/01/2022	11/01/2019	A	502,970
30,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017	11/01/2017		30,410
285,000	Nassau County, NY IDA (WORCA)	6.000	12/01/2019	06/21/2016	A	285,068
60,000	Nassau County, NY IDA, Series C	6.000	12/01/2019	07/17/2016	A	60,014

4  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000%		07/01/2027	07/01/2022	A	$6,268,901
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)	5.000		07/01/2027	07/01/2022	A	4,957,830
14,600,000	Nassau County, NY Tobacco Settlement Corp.	5.250		06/01/2026	12/15/2024	B	14,188,426
15,000	New Paltz, NY Central School District	4.500		06/01/2016	10/31/2014	A	15,050
4,260,000	New Rochelle, NY IDA (College of New Rochelle)	5.500		07/01/2019	01/01/2015	A	4,278,105
13,010,000	New Rochelle, NY IDA (College of New Rochelle)	5.250		07/01/2027	01/01/2015	A	13,026,262
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)	5.750		02/01/2032	10/31/2014	A	2,539,005
720,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)	5.650		08/01/2020	10/31/2014	A	722,297
135,000	Niagara County, NY IDA (Affinity Foxwood Place)	4.350		01/20/2017	01/21/2016	B	138,216
600,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	10/31/2014	A	601,044
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.750		05/15/2029	10/24/2014	A	12,047,538
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.	5.875		05/15/2022	10/24/2014	A	1,179,465
1,190,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2034	10/24/2014	A	1,194,820
945,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2040	10/24/2014	A	948,827
200,000	Niagara Falls, NY City School District (High School Facility)	5.000		06/15/2025	06/15/2015	A	205,738
870,000	Niagara Falls, NY City School District (High School Facility)	5.000		06/15/2022	06/15/2015	A	894,960
2,045,000	Niagara Falls, NY City School District (High School Facility)	5.000		06/15/2021	06/15/2015	A	2,103,671
1,000,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	07/15/2015	A	1,014,410
320,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2026	05/01/2022	A	351,325
2,100,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	0.307	[1]	04/01/2024	10/01/2014	A	1,966,635
200,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	0.312	[1]	04/01/2024	10/09/2014	A	187,252
890,000	North Babylon, NY Volunteer Fire Company	5.750		08/01/2022	10/31/2014	A	890,178
400,000	NY Capital District Youth Center	6.000		02/01/2017	02/01/2015	A	406,656
125,000	NY Convention Center (Hotel Unit)	5.000		11/15/2026	11/15/2015	A	130,447
4,670,000	NY Counties Tobacco Trust I	6.300		06/01/2019	04/06/2018	B	4,657,391

5  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,390,000	NY Counties Tobacco Trust I	6.500%	06/01/2035	12/01/2014	A	$4,389,429
3,295,000	NY Counties Tobacco Trust I	6.625	06/01/2042	10/16/2024	B	3,282,578
910,000	NY Counties Tobacco Trust II (TASC)	5.625	06/01/2035	12/01/2014	A	909,918
800,000	NY Counties Tobacco Trust II (TASC)	5.750	06/01/2043	09/20/2027	B	788,104
6,140,000	NY Counties Tobacco Trust II (TASC)	5.250	06/01/2025	12/01/2014	A	6,139,447
2,330,000	NY Counties Tobacco Trust II (TASC)	6.000	06/01/2016	06/01/2016		2,320,843
2,120,000	NY Counties Tobacco Trust II (TASC)	6.000	06/01/2015	06/01/2015		2,110,969
18,575,000	NY Counties Tobacco Trust III	6.000	06/01/2043	12/01/2014	A	18,573,142
3,965,000	NY Counties Tobacco Trust III	5.750	06/01/2033	12/01/2014	A	3,964,643
1,895,000	NY Counties Tobacco Trust IV	4.250	06/01/2021	03/26/2017	B	1,884,464
38,400,000	NY Counties Tobacco Trust IV (TASC)	6.250	06/01/2041	01/07/2029	B	33,615,360
4,520,000	NY Counties Tobacco Trust IV (TASC)	4.750	06/01/2026	05/07/2020	B	4,243,150
5,000	NY MTA Commuter Facilities, Series 7	5.625	07/01/2016	10/31/2014	A	5,213
300,000	NY MTA, Series 2008C	6.250	11/15/2023	11/15/2018	A	360,006
10,785,000	NY MTA, Series A	5.000	11/15/2026	05/15/2016	A	11,544,695
12,475,000	NY MTA, Series A	5.250	11/15/2029	05/15/2016	A	13,222,377
7,150,000	NY MTA, Series A	5.000	11/15/2026	11/15/2017	A	7,988,981
2,500,000	NY MTA, Series A	5.000	11/15/2029	05/15/2023	A	2,876,375
100,000	NY MTA, Series B	5.000	11/15/2023	11/15/2016	A	108,925
10,000,000	NY MTA, Series C	5.000	11/15/2029	11/15/2022	A	11,490,600
5,000,000	NY MTA, Series C	5.000	11/15/2030	11/15/2022	A	5,710,350
14,000,000	NY MTA, Series C	5.000	11/15/2028	11/15/2022	A	16,196,460
23,000,000	NY MTA, Series D	5.000	11/15/2027	11/15/2019	A	26,420,330
20,000,000	NY MTA, Series D	5.000	11/15/2029	11/15/2022	A	22,981,200
5,000,000	NY MTA, Series D	5.000	11/15/2031	11/15/2021	A	5,635,350
4,000,000	NY MTA, Series D	5.000	11/01/2025	11/01/2022	A	4,739,680
11,800,000	NY MTA, Series D-1	5.000	11/01/2026	11/01/2022	A	13,838,804
5,075,000	NY MTA, Series D-1	5.000	11/01/2028	11/01/2022	A	5,867,867
2,230,000	NY MTA, Series F	5.000	11/15/2030	11/15/2015	A	2,317,282
16,845,000	NY MTA, Series F	5.000	11/15/2027	11/15/2022	A	19,642,449
5,000,000	NY MTA, Series H	5.000	11/15/2030	11/15/2022	A	5,710,350
1,440,000	NY Oneida Healthcare Corp. (Oneida Health Systems)	5.500	02/01/2016	10/31/2014	A	1,446,235
5,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2028	11/15/2022	A	5,856,700
4,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2029	11/15/2022	A	4,665,440
1,500,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2030	11/15/2022	A	1,741,245
2,540,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2029	11/15/2022	A	2,962,554
1,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2033	11/15/2018	A	1,144,120
8,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2026	05/15/2023	A	9,442,560
50,000,000	NY TSASC, Inc. (TFABs)[3]	5.000	06/01/2026	12/23/2021	A	49,010,000
139,470,000	NY TSASC, Inc. (TFABs)	4.750	06/01/2022	05/12/2019	B	138,559,261
14,740,000	NY TSASC, Inc. (TFABs)	5.000	06/01/2034	07/07/2030	B	12,218,133
140,000	NY Valley Health Devel. Corp.	6.750	05/20/2022	10/31/2014	A	142,149

6  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
New York (Continued)
$10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250%	[1]	11/01/2042	10/29/2014 A	$10,054,900
28,685,000	NYC GO3	5.000		08/01/2027	02/01/2023 A	33,503,486
18,760,000	NYC GO3	5.000		08/01/2026	02/01/2023 A	21,972,462
5,000	NYC GO	5.125		08/01/2022	10/31/2014 A	5,020
5,995,000	NYC GO3	5.000		12/01/2023	10/02/2016 A	6,042,480
1,995,000	NYC GO	5.000		08/01/2024	02/01/2016 A	2,112,226
5,000	NYC GO	5.000		08/01/2024	02/01/2016 A	5,317
20,810,000	NYC GO	5.000		08/01/2024	08/01/2016 A	22,457,736
205,000	NYC GO	5.000		08/01/2024	08/01/2016 A	222,620
45,000	NYC GO	7.750		08/15/2027	02/15/2015 A	46,212
22,970,000	NYC GO3	5.000		08/01/2026	02/01/2023 A	26,903,383
26,090,000	NYC GO3	5.000		08/01/2027	02/01/2023 A	30,472,598
5,000	NYC GO	6.000		02/15/2024	10/31/2014 A	5,024
55,000	NYC GO	5.875		08/01/2019	10/31/2014 A	55,257
500,000	NYC GO	5.000		08/01/2022	08/01/2015 A	519,760
10,000	NYC GO	5.500		02/15/2026	10/31/2014 A	10,043
5,000	NYC GO	5.500		02/15/2026	10/31/2014 A	5,021
10,000	NYC GO	5.500		11/15/2037	10/31/2014 A	10,042
4,000,000	NYC GO	5.000		10/01/2030	10/01/2022 A	4,616,160
7,820,000	NYC GO	5.000		10/01/2031	10/01/2022 A	8,964,301
6,350,000	NYC GO	5.000		08/01/2030	08/01/2022 A	7,309,739
1,100,000	NYC GO	5.000		08/01/2027	02/01/2022 A	1,282,248
2,000,000	NYC GO	5.000		08/01/2029	08/01/2022 A	2,328,220
8,065,000	NYC GO	5.000		08/01/2023	08/01/2019 A	9,407,016
19,505,000	NYC GO	5.000		08/01/2028	08/01/2019 A	22,459,617
9,500,000	NYC GO	5.250		04/01/2028	04/01/2019 A	10,976,300
5,000	NYC GO	5.750		08/01/2018	10/31/2014 A	5,023
6,500,000	NYC GO	5.125		12/01/2024	12/01/2017 A	7,309,380
6,675,000	NYC GO	5.000		06/01/2023	06/01/2015 A	6,885,796
670,000	NYC GO	5.000		08/01/2030	08/01/2015 A	694,194
20,000	NYC GO	5.000		08/01/2030	08/01/2015 A	20,817
5,000	NYC GO	5.000		08/01/2023	08/01/2015 A	5,197
1,930,000	NYC GO	5.000		12/01/2024	12/01/2014 A	1,945,942
90,000	NYC GO	5.000		09/01/2023	09/01/2015 A	93,888
5,000	NYC GO	5.500		06/01/2028	10/31/2014 A	5,021
5,320,000	NYC GO	5.000		11/01/2025	11/01/2014 A	5,341,865
50,000	NYC GO	5.875		06/01/2019	10/31/2014 A	50,235
1,500,000	NYC HDC (Multifamily Hsg.)	5.000		11/01/2030	05/01/2018 A	1,542,030
4,725,000	NYC HDC (Multifamily Hsg.)	4.750		11/01/2030	05/01/2020 A	5,048,143
200,000	NYC HDC (Multifamily Hsg.)	6.250		11/01/2023	11/01/2018 A	219,246
2,805,000	NYC HDC (Multifamily Hsg.)	5.100		11/01/2027	05/01/2017 A	2,968,111
225,000	NYC HDC (Multifamily Hsg.)	5.150		11/01/2037	05/01/2017 A	228,166
1,850,000	NYC HDC (Multifamily Hsg.)	4.750		11/01/2030	05/01/2020 A	1,976,521
260,000	NYC HDC (Multifamily Hsg.)	5.200		11/01/2035	05/01/2018 A	266,560
30,000	NYC HDC (Multifamily Hsg.)	5.100		11/01/2018	05/01/2018 A	32,506
4,785,000	NYC HDC (Multifamily Hsg.)	5.500		11/01/2028	05/01/2018 A	5,054,061
35,000	NYC HDC (Multifamily Hsg.), Series E	6.250		05/01/2036	11/01/2014 A	35,063
2,500,000	NYC HDC, Series B1	5.100		11/01/2027	05/01/2017 A	2,638,975

7  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$2,215,000	NYC HDC, Series C	5.000%	11/01/2026	11/01/2015 A	$2,249,488
37,400,000	NYC Health & Hospital Corp. (Health System)	5.000	02/15/2030	02/15/2020 A	41,389,832
315,000	NYC IDA (Calhoun School)	6.250	12/01/2016	12/13/2015 B	337,478
240,000	NYC IDA (Center for Elimination of Family Violence)	6.250	11/01/2016	11/17/2015 B	241,894
2,345,000	NYC IDA (Chapin School)	4.800	11/01/2018	04/12/2016 A	2,406,533
35,000	NYC IDA (College of Mount St. Vincent)	4.750	06/01/2025	10/31/2014 A	35,038
1,265,000	NYC IDA (Comprehensive Care Management)	5.750	08/01/2018	11/01/2014 A	1,268,226
1,470,000	NYC IDA (Comprehensive Care Management)	5.750	11/01/2018	11/01/2014 A	1,473,748
175,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	05/08/2015 B	182,124
225,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	05/10/2015 B	234,160
1,535,000	NYC IDA (Comprehensive Care Management)	5.750	05/01/2019	11/01/2014 A	1,538,500
595,000	NYC IDA (Family Support Systems)[4]	6.500	11/01/2014	11/01/2014	237,887
210,000	NYC IDA (Gourmet Boutique)	10.000	11/01/2014	11/01/2014	146,563
690,000	NYC IDA (Guttmacher Institute)	5.250	12/01/2016	12/01/2016	697,128
210,000	NYC IDA (Horace Mann School)	5.000	07/01/2018	10/31/2014 A	210,781
635,000	NYC IDA (Horace Mann School)	5.000	07/01/2023	10/31/2014 A	637,311
400,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	05/10/2016 A	404,592
10,000	NYC IDA (Institute of International Education)	5.250	09/01/2021	10/31/2014 A	10,028
300,000	NYC IDA (Manhattan Community Access Corp.)	5.250	12/01/2016	12/14/2015 B	300,252
1,140,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	12/11/2016 B	1,187,093
230,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	12/10/2016 B	239,501
1,655,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2016	11/13/2015 B	1,710,294
670,000	NYC IDA (Metro Biofuels)[4]	5.500	11/01/2013	11/01/2013	467,546
1,200,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	03/01/2015 A	1,220,520
5,865,000	NYC IDA (Montefiore Medical Center Corp.)	5.125	11/01/2035	11/01/2014 A	5,875,674
4,585,000	NYC IDA (Montefiore Medical Center Corp.)	5.125	11/01/2025	11/01/2014 A	4,594,445
660,000	NYC IDA (New York Institute of Technology)	5.250	03/01/2018	10/31/2014 A	662,594
75,000	NYC IDA (Polytechnic University)	4.550	11/01/2018	11/01/2017 A	82,639
200,000	NYC IDA (Queens Baseball Stadium)	6.125	01/01/2029	01/01/2019 A	231,916
575,000	NYC IDA (Reece School)	6.500	12/01/2017	09/11/2015 A	598,920
2,290,000	NYC IDA (Rosco, Inc.)	5.625	06/01/2022	03/25/2019 B	2,338,456
4,450,000	NYC IDA (Samaritan Aids Services)	5.000	11/01/2024	11/01/2014 A	4,458,766

8  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
New York (Continued)
$200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800%		07/01/2023	10/13/2021 B	$194,518
260,000	NYC IDA (Stallion)	5.500		11/01/2017	05/23/2016 B	256,175
450,000	NYC IDA (Stallion)	5.000		11/01/2016	11/01/2016	443,619
1,170,000	NYC IDA (Studio School)[4]	6.250		11/01/2018	12/16/2016 B	927,681
11,820,000	NYC IDA (Terminal One Group Assoc.)	5.500	[1]	01/01/2018	01/01/2016 C	12,530,146
8,605,000	NYC IDA (Terminal One Group Assoc.)	5.500	[1]	01/01/2017	01/01/2016 C	9,068,551
14,620,000	NYC IDA (Terminal One Group Assoc.)	5.500	[1]	01/01/2019	01/01/2016 C	15,475,562
15,245,000	NYC IDA (Terminal One Group Assoc.)	5.500	[1]	01/01/2020	01/01/2016 C	16,087,896
10,250,000	NYC IDA (Terminal One Group Assoc.)	5.500	[1]	01/01/2021	01/01/2016 C	10,828,612
48,790,000	NYC IDA (Terminal One Group Assoc.)	5.500	[1]	01/01/2024	01/01/2016 C	51,424,660
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)	5.000		07/01/2021	07/01/2021	278,327
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)	5.000		07/01/2020	07/01/2020	561,585
4,450,000	NYC IDA (Unicef)	5.050		11/01/2018	12/07/2016 B	4,414,934
1,000,000	NYC IDA (Urban Resource Institute)	5.250		03/01/2023	10/31/2014 A	1,003,930
1,500,000	NYC IDA (Visy Paper)	7.800		01/01/2016	10/31/2014 A	1,502,595
765,000	NYC IDA (Vocational Instruction)[4]	7.250		02/01/2013	02/01/2013	457,753
8,655,000	NYC IDA (Yankee Stadium)	2.832		03/01/2022	03/01/2022	8,081,520
1,000,000	NYC IDA (Yankee Stadium)	2.882		03/01/2027	03/01/2027	883,350
3,000,000	NYC IDA (Yankee Stadium)	2.782		03/01/2020	03/01/2020	2,899,230
3,430,000	NYC IDA (Yankee Stadium)	2.662		03/01/2016	03/01/2015 A	3,430,617
750,000	NYC IDA (Yankee Stadium)	2.752		03/01/2019	03/01/2019	734,715
985,000	NYC IDA (Yankee Stadium)	2.872		03/01/2026	03/01/2026	876,167
195,000	NYC IDA (Yankee Stadium)	2.852		03/01/2024	03/01/2024	178,579
6,550,000	NYC IDA (Yankee Stadium)	2.842		03/01/2023	03/01/2023	6,029,144
200,000	NYC IDA (Yankee Stadium)	2.862		03/01/2025	03/01/2025	180,488
2,690,000	NYC IDA (Yeled Yalda Early Childhood)	5.350		11/01/2017	05/26/2016 B	2,732,475
10,000,000	NYC Municipal Water Finance Authority	5.000		06/15/2038	06/15/2015 A	10,302,400
7,500,000	NYC Municipal Water Finance Authority	5.000		06/15/2031	06/15/2015 A	7,726,800
6,000,000	NYC Municipal Water Finance Authority	5.000		06/15/2038	06/15/2017 A	6,553,320
12,900,000	NYC Municipal Water Finance Authority	5.000		06/15/2036	12/15/2014 A	13,022,292
300,000	NYC Municipal Water Finance Authority	5.000		06/15/2025	06/15/2015 A	309,930
5,000,000	NYC Municipal Water Finance Authority	5.000		06/15/2029	06/15/2016 A	5,352,500
1,615,000	NYC Municipal Water Finance Authority	5.750		06/15/2040	06/15/2018 A	1,859,091
10,000,000	NYC Municipal Water Finance Authority	0.030	[1]	06/15/2049	10/01/2014 A	10,000,000
410,000	NYC Municipal Water Finance Authority	5.750		06/15/2040	06/15/2018 A	470,688

9  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$29,450,000	NYC Municipal Water Finance Authority	5.000%	06/15/2031	06/15/2021	A	$33,407,491
30,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2030	06/15/2020	A	34,539,300
20,000	NYC Municipal Water Finance Authority	5.000	06/15/2022	12/15/2014	A	20,203
10,755,000	NYC Municipal Water Finance Authority	5.000	06/15/2029	06/15/2021	A	12,440,201
150,000	NYC Transitional Finance Authority	5.375	01/15/2030	01/15/2019	A	172,383
1,460,000	NYC Transitional Finance Authority	5.000	02/01/2033	10/31/2014	A	1,465,490
1,880,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2027	07/15/2022	A	2,198,942
11,325,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2030	07/15/2022	A	13,053,535
10,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2029	07/15/2022	A	11,579,400
9,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2028	07/15/2022	A	10,462,050
11,850,000	NYC Transitional Finance Authority (Future Tax)	5.000	11/01/2025	05/01/2017	A	13,031,326
3,740,000	NYC Transitional Finance Authority (Future Tax)	5.500	11/01/2028	11/01/2015	A	3,939,454
4,715,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2028	05/01/2018	A	5,334,692
10,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2025	05/01/2018	A	11,320,300
7,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2027	05/01/2018	A	7,903,140
2,675,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2026	05/01/2018	A	3,024,141
10,000,000	NYC Transitional Finance Authority (Future Tax)	5.250	11/01/2027	11/01/2018	A	11,578,700
1,650,000	NYC Transitional Finance Authority (Future Tax)	5.000	11/01/2027	11/01/2021	A	1,949,359
15,000	NYC Transitional Finance Authority (Future Tax)	5.000	11/15/2026	10/31/2014	A	15,059
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)	5.250	12/01/2018	12/01/2018		57,553
9,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2027	11/15/2015	A	10,342,236
6,780,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2024	11/15/2015	A	7,084,829
140,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2023	11/15/2015	A	146,294
2,900,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2025	11/15/2015	A	3,026,382
5,000	NYS DA (4201 School Programs)	5.000	07/01/2018	10/31/2014	A	5,019
50,000	NYS DA (Brookdale Hospital Medical Center)	5.300	02/15/2017	10/31/2014	A	50,215

10  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$65,000	NYS DA (Brookdale Hospital Medical Center)	5.300%	02/15/2017	10/31/2014	A	$65,279
25,000	NYS DA (Brookdale Hospital Medical Center)	5.200	02/15/2016	10/31/2014	A	25,105
1,255,000	NYS DA (Brooklyn Law School)	5.000	07/01/2025	07/01/2022	A	1,542,357
75,000	NYS DA (Canisius College)	5.000	07/01/2019	07/01/2015	A	76,305
1,300,000	NYS DA (Canisius College)	5.000	07/01/2022	07/01/2015	A	1,315,366
15,000	NYS DA (Carmel Richmond Nursing Home)	5.000	07/01/2015	10/31/2014	A	15,051
50,000	NYS DA (Carmel Richmond Nursing Home)	5.000	07/01/2018	10/31/2014	A	50,116
500,000	NYS DA (Culinary Institute of America)	5.000	07/01/2028	07/01/2022	A	553,555
350,000	NYS DA (Dept. of Health)	5.000	07/01/2021	10/31/2014	A	351,365
45,000	NYS DA (Dept. of Health)	5.000	07/01/2028	10/31/2014	A	45,163
880,000	NYS DA (Dept. of Health)	5.250	07/01/2023	10/31/2014	A	883,696
420,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)	5.750	07/01/2017	10/31/2014	A	421,751
70,000	NYS DA (Green Chimneys School)	5.500	07/01/2018	10/31/2014	A	71,410
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)	5.000	11/15/2019	10/31/2014	A	1,003,990
1,060,000	NYS DA (Health Quest Systems)	5.250	07/01/2027	07/01/2017	A	1,167,113
1,905,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	10/12/2018	B	2,012,499
1,000,000	NYS DA (Iona College)	5.000	07/01/2024	07/01/2022	A	1,116,140
1,000,000	NYS DA (Iona College)	5.000	07/01/2026	07/01/2022	A	1,098,900
1,000,000	NYS DA (Iona College)	5.000	07/01/2023	07/01/2022	A	1,127,450
1,000,000	NYS DA (Iona College)	5.000	07/01/2025	07/01/2022	A	1,107,480
1,000,000	NYS DA (Iona College)	5.000	07/01/2027	07/01/2022	A	1,095,700
1,110,000	NYS DA (Iona College)	5.000	07/01/2022	07/01/2022		1,262,936
30,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)	5.125	07/01/2021	10/31/2014	A	30,051
25,000	NYS DA (Kingsbrook Jewish Medical Center)	4.750	02/01/2023	10/31/2014	A	25,082
90,000	NYS DA (La Salle School)	5.000	07/01/2018	10/31/2014	A	90,364
740,000	NYS DA (Mental Health Services Facilities)	5.000	02/15/2030	02/15/2015	A	751,174
100,000	NYS DA (Mental Health Services Facilities)	6.250	02/15/2031	08/15/2018	A	117,003
10,125,000	NYS DA (Mental Health Services Facilities)	5.000	02/15/2035	02/15/2015	A	10,265,940
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2025	07/01/2019	A	1,198,605
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2026	07/01/2019	A	909,418
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2027	07/01/2019	A	697,320
300,000	NYS DA (Montefiore Medical Center)	5.000	02/01/2028	02/01/2015	A	304,074
50,000	NYS DA (Montefiore Medical Center)	5.000	08/01/2033	02/01/2015	A	50,655
3,365,000	NYS DA (Montefiore Medical Center)	5.000	08/01/2021	02/01/2018	A	3,748,173

11  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$9,875,000	NYS DA (Mount Sinai School of Medicine)	5.000%	07/01/2035	07/01/2017	A	$10,353,938
150,000	NYS DA (Mount Sinai School of Medicine)	5.000	07/01/2022	07/01/2020	A	172,794
50,000	NYS DA (Mount Sinai School of Medicine)	4.000	07/01/2015	10/31/2014	A	50,160
205,000	NYS DA (Municipal Health Facilities)	4.750	01/15/2029	10/31/2014	A	205,730
5,000,000	NYS DA (Municipal Health Facilities)	5.000	01/15/2032	01/15/2018	A	5,499,100
2,300,000	NYS DA (New York Methodist Hospital)	5.250	07/01/2024	10/15/2014	A	2,304,922
115,000	NYS DA (New York Methodist Hospital)	5.250	07/01/2018	10/15/2014	A	115,246
5,665,000	NYS DA (North General Hospital)	5.750	02/15/2019	10/31/2014	A	5,683,921
4,650,000	NYS DA (North General Hospital)	5.750	02/15/2015	10/31/2014	A	4,669,763
4,600,000	NYS DA (North General Hospital)	5.750	02/15/2016	10/31/2014	A	4,618,860
100,000	NYS DA (North General Hospital)	5.750	02/15/2017	10/31/2014	A	100,384
8,475,000	NYS DA (North General Hospital)	5.000	02/15/2025	10/31/2014	A	8,489,153
3,750,000	NYS DA (North General Hospital)	5.750	02/15/2020	10/31/2014	A	3,761,475
15,000	NYS DA (North Onondaga Public Library)	4.875	07/01/2017	10/31/2014	A	15,043
320,000	NYS DA (North Shore L.I. Jewish Health Care/L.I. Jewish Medical Center Obligated Group)	5.000	05/01/2018	11/01/2014	A	325,626
100,000	NYS DA (North Shore L.I. Jewish Health Care/North Schore University Hospital Obligated Group)	5.500	05/01/2030	05/01/2019	A	112,344
590,000	NYS DA (Northeast Parent & Child)	5.500	07/01/2018	10/31/2014	A	591,274
20,580,000	NYS DA (NYU Hospitals Center)	5.000	07/01/2026	07/01/2017	A	21,781,872
4,075,000	NYS DA (NYU Hospitals Center)	5.250	07/01/2024	04/04/2017	A	4,362,736
50,000	NYS DA (NYU Hospitals Center)	5.625	07/01/2037	07/01/2017	A	54,668
1,850,000	NYS DA (NYU Hospitals Center)	5.000	07/01/2020	07/01/2016	A	2,016,315
13,480,000	NYS DA (NYU Hospitals Center)	5.000	07/01/2026	07/01/2016	A	13,987,926
14,170,000	NYS DA (NYU)	5.250	07/01/2027	07/01/2019	A	16,632,888
2,995,000	NYS DA (Ozanam Hall of Queens Nursing Home)	5.000	11/01/2026	12/06/2024	B	2,989,489
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)	5.000	11/01/2015	11/01/2015		1,276,212
1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)	5.000	11/01/2014	11/01/2014		1,142,223
31,295,000	NYS DA (Personal Income Tax)	5.000	03/15/2036	09/15/2016	A	33,726,934
17,000,000	NYS DA (Personal Income Tax)	5.000	12/15/2029	12/15/2022	A	20,045,890
2,000,000	NYS DA (Providence Rest)	5.250	07/01/2025	07/01/2015	A	2,010,540
3,680,000	NYS DA (Providence Rest)	5.000	07/01/2021	07/01/2015	A	3,700,534
1,250,000	NYS DA (Providence Rest)	5.125	07/01/2030	07/01/2015	A	1,252,687
100,000	NYS DA (School District Bond Financing Program), Series A	5.750	10/01/2020	10/01/2015	A	105,305
1,025,000	NYS DA (School District Bond Financing Program), Series C	5.000	10/01/2026	10/01/2022	A	1,200,900
400,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2027	10/01/2022	A	464,644

12  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$2,820,000	NYS DA (School District Bond Financing Program), Series F	5.000%	10/01/2026	10/01/2022	A	$3,306,140
200,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2028	10/01/2022	A	229,882
400,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2028	10/01/2022	A	453,652
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2029	10/01/2022	A	565,170
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2027	10/01/2022	A	571,345
1,690,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2026	10/01/2022	A	1,942,824
2,740,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	3,264,820
2,485,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023	A	2,932,002
1,665,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	1,945,686
1,675,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2022	A	1,976,014
2,190,000	NYS DA (School District Financing)	5.000	10/01/2024	10/01/2022	A	2,621,715
2,250,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2023	A	2,699,438
3,190,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	3,801,013
1,885,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023	A	2,188,165
5,000	NYS DA (Special Act School Districts)	5.250	07/01/2015	10/31/2014	A	5,021
925,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	10/31/2014	A	929,209
30,000	NYS DA (Special Act School Districts)	6.000	07/01/2016	10/31/2014	A	30,136
115,000	NYS DA (Special Act School Districts)	5.750	07/01/2019	10/31/2014	A	115,499
2,490,000	NYS DA (Special Surgery Hospital)	6.250	08/15/2034	08/13/2019	A	2,955,481
5,275,000	NYS DA (SS Joachim & Anne Residence)	5.250	07/01/2027	10/31/2014	A	5,275,686
6,850,000	NYS DA (St. John’s University)	5.000	07/01/2030	07/01/2022	A	7,702,825
180,000	NYS DA (St. John’s University)	5.000	07/01/2028	07/01/2022	A	204,129
815,000	NYS DA (St. John’s University)	5.000	07/01/2027	07/01/2022	A	931,219
3,000,000	NYS DA (St. Joseph’s College)	5.250	07/01/2025	07/01/2017	A	3,138,900
3,685,000	NYS DA (St. Lawrence)	5.400	08/15/2026	08/15/2017	A	4,104,722
55,815,000	NYS DA (St. Luke’s Roosevelt Hospital)	4.800	08/15/2025	08/08/2015	D	58,101,182
17,900,000	NYS DA (State Personal Income Tax Authority)	5.000	03/15/2031	09/15/2016	A	19,325,914
5,795,000	NYS DA (State Personal Income Tax Authority)	5.000	02/15/2028	02/15/2022	A	6,770,414
13,000,000	NYS DA (State Personal Income Tax Authority)	5.000	02/15/2027	02/15/2022	A	15,318,810
20,000	NYS DA (State Personal Income Tax Authority)	5.000	03/15/2031	09/15/2016	A	21,831
19,280,000	NYS DA (State Personal Income Tax Authority)	5.000	03/15/2028	03/15/2022	A	22,556,636
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250	08/15/2022	10/31/2014	A	2,829,475
250,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250	02/15/2035	02/15/2019	A	286,660
50,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017	10/31/2014	A	50,212

13  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$6,730,000	NYS DA (The New School)	5.000%	07/01/2023	04/07/2021	A	$7,679,536
125,000	NYS DA (United Cerebral Palsy Assoc. of NYC)	5.750	07/01/2018	10/31/2014	A	125,345
25,000	NYS DA (Upstate Community Colleges)	6.000	07/01/2031	01/01/2019	A	29,018
60,000	NYS DA (Vanderheyden Hall)	5.250	07/01/2018	10/31/2014	A	60,255
50,000	NYS DA (White Plains Hospital)	5.375	02/15/2043	10/31/2014	A	51,642
1,120,000	NYS DA (Wyckoff Heights Medical Center)	5.300	08/15/2021	10/31/2014	A	1,124,771
50,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2015	10/31/2014	A	50,213
26,285,000	NYS DA (Wyckoff Heights Medical Center)	5.300	08/15/2021	10/31/2014	A	26,396,974
250,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2015	10/31/2014	A	251,065
90,000	NYS DA (Yeshiva University)	5.250	07/01/2016	10/31/2014	A	90,135
1,415,000	NYS DA (Yeshiva University)	5.000	09/01/2027	09/01/2019	A	1,453,078
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)	4.875	06/15/2020	10/31/2014	A	20,741
3,360,000	NYS EFC (NYC Municipal Water Finance Authority)	5.000	06/15/2034	10/31/2014	A	3,372,634
45,000	NYS EFC (NYC Municipal Water Finance Authority)	5.000	06/15/2021	10/31/2014	A	45,183
75,000	NYS EFC (State Personal Income Tax)	5.000	12/15/2022	12/15/2014	A	75,769
37,450,000	NYS ERDA (Brooklyn Union Gas Company)	5.500	01/01/2021	10/31/2014	A	37,607,290
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS	6.368	04/01/2020	10/01/2014	A	3,004,230
1,255,000	NYS ERDA (Niagara Mohawk Power Corp.)	5.150	11/01/2025	11/01/2014	A	1,257,259
3,250,000	NYS HFA (Affordable Hsg.)	5.250	11/01/2027	11/01/2017	A	3,398,103
475,000	NYS HFA (Division Street)	5.000	02/15/2026	01/29/2016	A	484,657
635,000	NYS HFA (Golden Age Apartments)	5.000	02/15/2037	01/30/2016	A	641,858
3,000,000	NYS HFA (Horizons at Wawayanda)	5.350	06/01/2025	08/01/2017	A	3,153,570
35,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2014	11/01/2014		35,178
2,425,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	11/01/2014	A	2,434,894
35,000	NYS HFA (Loewn Devel. of Wappingers Falls)	5.250	08/15/2019	10/31/2014	A	35,075
1,635,000	NYS HFA (Multifamily Hsg.)	5.600	08/15/2033	10/31/2014	A	1,636,880
1,240,000	NYS HFA (Multifamily Hsg.)	5.600	02/15/2026	10/31/2014	A	1,241,910
20,000	NYS HFA (Multifamily Hsg.)	5.400	02/15/2016	10/31/2014	A	20,065
200,000	NYS HFA (Multifamily Hsg.)	5.350	08/15/2020	10/31/2014	A	202,648
300,000	NYS HFA (Multifamily Hsg.)	5.350	08/15/2031	10/31/2014	A	303,429
1,340,000	NYS HFA (Multifamily Hsg.)	5.300	08/15/2024	10/31/2014	A	1,342,037
90,000	NYS HFA (Multifamily Hsg.)	6.850	11/01/2019	11/01/2014	A	90,337
290,000	NYS HFA (Multifamily Hsg.)	5.300	08/15/2022	10/31/2014	A	290,464
2,190,000	NYS HFA (Senior Devel. Hsg.)	5.100	11/15/2023	06/02/2017	A	2,306,158
1,010,000	NYS HFA (Simeon Dewitt)	8.000	11/01/2018	11/01/2014	A	1,015,040
55,000	NYS HFA (Tiffany Gardens)	4.500	08/15/2015	05/17/2015	B	55,863
300,000	NYS HFA, Series A	6.125	11/01/2020	11/01/2014	A	300,792

14  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$355,000	NYS HFA, Series A	6.100%	11/01/2015	11/01/2014	A	$356,754
15,000,000	NYS Thruway Authority	5.000	01/01/2029	01/01/2022	A	16,988,700
25,000,000	NYS Thruway Authority	5.000	01/01/2028	01/01/2022	A	28,454,500
960,000	NYS Thruway Authority	5.000	01/01/2022	01/01/2015	A	971,549
100,000	NYS Thruway Authority	5.000	04/01/2029	04/01/2019	A	112,806
20,500,000	NYS Thruway Authority	5.000	01/01/2030	01/01/2022	A	23,146,550
780,000	NYS Thruway Authority	5.000	01/01/2021	01/01/2015	A	789,422
10,000,000	NYS Thruway Authority	5.000	01/01/2027	01/01/2022	A	11,473,400
4,175,000	NYS UDC, Series D	5.625	01/01/2028	01/01/2019	A	4,766,013
1,190,000	Oneida County, NY IDA (Presbyterian Home)	5.250	03/01/2019	03/01/2015	A	1,208,243
230,000	Oneida County, NY IDA (Presbyterian Home)	6.250	06/01/2015	10/31/2014	A	231,113
1,615,000	Oneida County, NY IDA (Presbyterian Home)	6.100	06/01/2020	10/31/2014	A	1,620,653
515,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2024	07/01/2022	A	568,689
540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2025	07/01/2022	A	591,872
465,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2022	07/01/2022		523,246
490,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2023	07/01/2022	A	546,909
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)	5.500	12/01/2031	12/01/2021	A	1,125,460
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019		527,316
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020		554,753
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021		580,119
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021		878,794
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022		924,921
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020		834,989
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022		608,954
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019		790,975
100,000	Orange County, NY IDA (Crystal Run Village)	4.750	07/01/2016	07/01/2016		100,494
830,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	10/31/2014	A	832,590
2,220,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	10/31/2014	A	2,226,926
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)	5.375	12/01/2021	10/31/2014	A	1,882,050
880,000	Otsego County, NY IDA (AOFMHS)[2]	5.350	10/01/2017	10/24/2014	A	883,793

15  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,005,000	Otsego County, NY IDA (Bassett Healthcare Project)	5.375%	11/01/2020	11/01/2014	A	$1,006,698
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)	5.350	11/01/2020	11/01/2014	A	3,631,054
25,000	Plattsburgh, NY Fire District No. 3	6.250	10/15/2014	10/15/2014		25,065
405,000	Port Authority NY/NJ (Continental Airlines)	9.125	12/01/2015	10/31/2014	A	411,581
46,510,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	10/31/2014	A	46,642,088
106,840,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2022	10/31/2014	A	107,481,040
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	12/01/2015	A	2,772,120
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	12/01/2015	A	42,321,930
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)	6.250	12/01/2014	12/01/2014		18,887,295
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)	5.900	12/01/2017	10/31/2014	A	67,896,464
19,900,000	Port Authority NY/NJ (KIAC)[2]	6.750	10/01/2019	07/28/2017	B	19,830,151
300,000	Port Authority NY/NJ, 138th Series	5.000	12/01/2018	12/01/2014	A	305,391
350,000	Port Authority NY/NJ, 140th Series	5.000	12/01/2027	06/01/2015	A	364,172
6,000,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2025	09/01/2015	A	6,260,520
5,745,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2021	09/01/2015	A	5,997,723
14,110,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2022	09/01/2015	A	14,729,288
13,825,000	Port Authority NY/NJ, 141st Series	5.000	09/01/2026	09/01/2015	A	14,422,240
17,800,000	Port Authority NY/NJ, 143rd Series	5.000	10/01/2030	04/01/2016	A	18,394,876
2,100,000	Port Authority NY/NJ, 151st Series	6.000	09/15/2028	03/15/2018	A	2,393,118
5,730,000	Port Authority NY/NJ, 152nd Series	5.750	11/01/2030	05/01/2018	A	6,503,665
250,000	Port Authority NY/NJ, 152nd Series	5.000	11/01/2023	05/01/2018	A	276,463
13,075,000	Port Authority NY/NJ, 172nd Series	5.000	10/01/2030	04/01/2022	A	14,666,228
10,000,000	Port Authority NY/NJ, 172nd Series	5.000	10/01/2028	04/01/2022	A	11,340,100
7,005,000	Port Authority NY/NJ, 172nd Series	5.000	10/01/2025	04/01/2022	A	8,078,516
795,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)	5.900	08/01/2020	10/31/2014	A	797,290
25,000	Queensbury, NY Union Free School District	5.000	06/15/2016	12/15/2014	A	25,254
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)	5.375	12/01/2025	12/01/2014	A	1,209,156
390,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)	5.125	08/01/2027	10/31/2014	A	390,569
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)	5.500	08/01/2022	10/31/2014	A	50,111
885,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)	5.125	08/01/2029	10/31/2014	A	886,142
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750	06/01/2043	12/01/2014	A	1,489,866
435,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.200	06/01/2025	11/23/2015	B	422,046

16  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$50,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.500%	06/01/2015	06/01/2015		$49,777
575,000	Rockland County, NY GO	5.000	12/15/2020	12/15/2020		640,585
575,000	Rockland County, NY GO	5.000	12/15/2019	12/15/2019		646,455
600,000	Rockland County, NY GO	5.000	12/15/2022	12/15/2022		670,974
15,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	10/31/2014	A	15,069
4,180,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.500	08/15/2025	01/19/2017	B	4,155,422
150,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625	08/15/2035	02/15/2015	A	149,987
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)	5.000	12/01/2014	12/01/2014		503,630
50,000	Seneca County, NY IDA (New York Chiropractic College)	4.000	10/01/2015	10/01/2015		51,536
10,000	SONYMA, Series 109	4.900	10/01/2028	10/31/2014	A	10,010
45,000	SONYMA, Series 137	4.700	10/01/2031	10/01/2015	A	45,340
385,000	Spring Valley, NY (Quality Redevel.)	5.000	06/15/2021	06/15/2017	A	422,688
405,000	Spring Valley, NY (Quality Redevel.)	5.000	06/15/2022	06/15/2017	A	443,394
325,000	Spring Valley, NY GO	5.000	05/01/2022	05/01/2015	A	332,514
310,000	Spring Valley, NY GO	5.000	05/01/2021	05/01/2015	A	317,614
300,000	Spring Valley, NY GO	5.000	05/01/2020	05/01/2015	A	307,725
335,000	Spring Valley, NY GO	5.000	05/01/2023	05/01/2015	A	342,454
350,000	Spring Valley, NY GO	5.000	05/01/2024	05/01/2015	A	357,578
365,000	Spring Valley, NY GO	5.000	05/01/2025	05/01/2015	A	372,902
1,050,000	St. Lawrence County, NY IDA (Clarkson University)	5.250	09/01/2033	03/01/2022	A	1,184,117
1,820,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200	12/01/2017	06/01/2016	B	1,731,239
920,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2025	01/01/2023	A	1,071,515
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2027	01/01/2023	A	1,539,258
300,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2024	01/01/2023	A	351,699
25,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises)[2]	6.000	10/01/2015	04/02/2015	B	25,327
240,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises), Series A	6.375	12/01/2018	12/01/2014	A	242,623
415,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	08/30/2021	A	420,084
205,000	Suffolk County, NY IDA (ALIA-CCDRCA)	7.000	06/01/2016	12/01/2014	A	205,426
310,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017	07/17/2015	B	316,578

17  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$80,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000%	11/01/2017	02/01/2016	B	$81,698
200,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	11/01/2019	A	203,164
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	11/01/2019	A	304,746
300,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	03/31/2019	A	304,746
300,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	08/18/2015	A	304,578
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	08/18/2015	A	304,578
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	08/17/2015	A	304,578
2,630,000	Suffolk County, NY IDA (Dowling College)	6.700	12/01/2020	03/07/2018	B	2,596,020
1,065,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2018	06/01/2016	A	1,069,239
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	07/04/2024	B	1,084,373
400,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	10/01/2020	08/19/2015	A	406,104
4,600,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)	5.250	06/01/2027	10/31/2014	A	4,621,988
155,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	11/13/2015	B	158,348
700,000	Suffolk County, NY IDA (New York Institute of Technology)	5.250	03/01/2017	03/01/2015	A	714,420
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)	5.250	03/01/2018	03/01/2015	A	1,020,450
700,000	Suffolk County, NY IDA (New York Institute of Technology)	5.250	03/01/2019	03/01/2015	A	713,769
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)	5.250	03/01/2021	03/01/2015	A	1,018,700
720,000	Suffolk County, NY IDA (New York Institute of Technology)	5.250	03/01/2020	03/01/2015	A	733,774
1,535,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500	01/01/2023	10/31/2014	A	1,535,015
120,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.400	02/01/2015	02/01/2015		119,248
270,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.375	11/01/2015	05/09/2015	B	264,646
15,000	Suffolk County, NY IDA (South Country Library)	4.750	01/01/2019	10/31/2014	A	15,038
200,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020	08/19/2015	A	203,620
300,000	Suffolk County, NY IDA (WORCA)	6.000	10/01/2020	08/20/2015	A	304,578
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.000	06/01/2021	06/01/2021		1,320,586
25,000	Syracuse, NY Hsg. Authority	5.400	09/01/2017	03/01/2015	A	25,639
75,000	Syracuse, NY Hsg. Authority	5.400	09/01/2020	03/01/2015	A	76,656
30,000	Syracuse, NY Hsg. Authority	5.400	09/01/2021	03/01/2015	A	30,622
100,000	Syracuse, NY Hsg. Authority	5.400	09/01/2023	03/01/2015	A	102,034

18  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$1,235,000	Syracuse, NY IDA (Carousel Center)	4.900%	[5]	01/01/2018	08/12/2016	B	$1,027,841
20,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	10/31/2014	A	20,135
320,000	Syracuse, NY IDA (One Center Armory Garage)	6.750		12/01/2017	10/31/2014	A	320,432
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)	5.000		09/01/2031	09/01/2021	A	1,099,510
10,000	Ulster County, NY GO	5.400		11/15/2015	11/15/2014	A	10,066
170,000	Ulster County, NY Res Rec	5.000		03/01/2018	03/01/2016	A	179,102
160,000	Ulster County, NY Res Rec	5.000		03/01/2017	03/01/2016	A	169,182
155,000	Ulster County, NY Res Rec	5.000		03/01/2016	03/01/2016		163,418
830,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.450		06/01/2040	06/01/2018	A	834,358
360,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.000		06/01/2040	01/08/2030	B	352,357
9,610,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.750		06/01/2030	12/01/2014	A	9,608,559
60,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250		06/01/2025	03/17/2018	B	59,980
375,000	Westchester County, NY IDA (JDAM)	6.750		04/01/2016	04/01/2015	A	379,560
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2026	09/15/2019	B	10,423,405
2,530,000	Westchester County, NY Tobacco Asset Securitization Corp.	4.500		06/01/2021	06/01/2015	A	2,530,076
75,000	White Plains, NY HDC (Battle Hill)	6.650		02/01/2025	09/20/2020	B	88,349
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence)	6.000		10/15/2030	05/05/2020	A	1,057,970
2,000,000	Yonkers, NY GO	5.000		10/01/2023	10/01/2021	A	2,269,200
445,000	Yonkers, NY GO	5.000		08/01/2015	08/01/2015		462,796
1,000,000	Yonkers, NY GO	5.000		10/01/2024	10/01/2021	A	1,124,130
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)	5.000		04/01/2025	04/01/2015	A	1,482,092
3,680,000	Yonkers, NY IDA (Sarah Lawrence College)	5.750		06/01/2024	06/01/2019	A	4,103,715
600,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000		06/01/2029	06/01/2019	A	669,678
595,000	Yonkers, NY IDA (St. John’s Riverside Hospital)	6.800		07/01/2016	10/31/2014	A	597,083
							2,612,202,041
U.S. Possessions—29.7%
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500		10/01/2026	10/01/2026		3,110,336
3,255,000	Guam Government Business Privilege	5.000		01/01/2028	01/01/2022	A	3,520,771
1,435,000	Guam Government Business Privilege	5.000		01/01/2027	01/01/2022	A	1,564,552
8,750,000	Guam International Airport Authority	6.000		10/01/2023	08/01/2018	A	9,736,037
1,350,000	Guam Power Authority, Series A	5.000		10/01/2021	10/01/2021		1,601,788
2,690,000	Guam Power Authority, Series A	5.000		10/01/2026	10/01/2022	A	3,137,347
3,185,000	Guam Power Authority, Series A	5.000		10/01/2025	10/01/2022	A	3,739,731
1,350,000	Guam Power Authority, Series A	5.000		10/01/2020	10/01/2020		1,594,323

19  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$900,000	Guam Power Authority, Series A	5.000%		10/01/2019	10/01/2019		$1,051,497
160,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250		06/01/2032	10/22/2030	B	136,547
9,150,000	Puerto Rico Aqueduct & Sewer Authority	5.500		07/01/2028	07/01/2028		7,020,887
15,250,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2024	07/01/2024		11,869,685
176,380,000	Puerto Rico Children’s Trust Fund (TASC)	5.375		05/15/2033	10/31/2014	A	176,979,692
30,755,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	02/03/2034	B	28,551,712
72,885,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	06/28/2028	B	68,866,121
2,840,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	05/09/2029	B	2,093,875
11,735,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	10/02/2031	B	8,710,773
25,000	Puerto Rico Commonwealth GO	5.000		07/01/2028	08/06/2026	B	18,249
440,000	Puerto Rico Commonwealth GO	5.500		07/01/2020	07/01/2020		456,676
15,000	Puerto Rico Commonwealth GO	5.250		07/01/2029	07/01/2029		11,167
5,000,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	07/01/2030		3,686,400
6,750,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	07/01/2032		5,010,458
13,100,000	Puerto Rico Commonwealth GO	5.500		07/01/2023	07/01/2023		10,597,507
1,400,000	Puerto Rico Commonwealth GO	5.375		07/01/2030	07/01/2030		1,039,290
7,000,000	Puerto Rico Commonwealth GO	5.250		01/01/2015	01/01/2015		6,916,770
34,755,000	Puerto Rico Commonwealth GO	4.750		12/01/2015	12/01/2014	A	34,796,358
10,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	07/01/2029		7,804,100
2,890,000	Puerto Rico Commonwealth GO	6.000		07/01/2027	07/01/2018	A	2,938,408
600,000	Puerto Rico Commonwealth GO	6.000		07/01/2038	08/12/2036	B	458,742
1,950,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	08/26/2036	B	1,522,833
165,000	Puerto Rico Commonwealth GO	5.000		07/01/2024	07/01/2024		128,284
2,995,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	07/01/2031		2,204,200
240,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	07/01/2026		187,675
4,795,000	Puerto Rico Commonwealth GO	5.250		07/01/2022	07/01/2022		3,861,414
2,430,000	Puerto Rico Commonwealth GO	5.250		07/01/2021	07/01/2021		1,993,062
250,000	Puerto Rico Commonwealth GO	3.374	[5]	07/01/2015	07/01/2015		237,587
14,850,000	Puerto Rico Commonwealth GO	5.250		07/01/2024	07/01/2024		11,745,756
100,000	Puerto Rico Commonwealth GO	5.500		07/01/2016	07/01/2016		102,542
1,950,000	Puerto Rico Commonwealth GO	5.500		07/01/2019	07/01/2019		2,034,162
4,575,000	Puerto Rico Commonwealth GO	5.250		07/01/2023	07/01/2023		3,644,582
2,715,000	Puerto Rico Commonwealth GO	5.250		07/01/2022	07/01/2022		2,186,390
400,000	Puerto Rico Commonwealth GO	2.853		07/01/2021	01/01/2015	A	274,888
21,785,000	Puerto Rico Commonwealth GO	5.250		07/01/2025	07/01/2025		17,000,578
270,000	Puerto Rico Commonwealth GO	5.250		07/01/2024	07/01/2024		211,280
12,600,000	Puerto Rico Commonwealth GO	2.933		07/01/2018	07/01/2018		12,246,066
500,000	Puerto Rico Commonwealth GO	5.250		07/01/2020	07/01/2020		485,880
4,155,000	Puerto Rico Commonwealth GO	2.973		07/01/2020	07/01/2020		3,887,127
4,400,000	Puerto Rico Commonwealth GO	2.953		07/01/2019	07/01/2019		4,211,152
150,000	Puerto Rico Convention Center Authority	5.000		07/01/2023	07/01/2023		99,935

20  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$33,580,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250%	07/01/2028	07/01/2028		$19,998,233
10,920,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2023	07/01/2023		6,518,366
24,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2027	07/01/2027		14,295,600
28,360,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2022	07/01/2022		16,937,443
11,490,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2024	07/01/2024		6,856,543
11,595,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2025	07/01/2025		6,908,417
4,905,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250	07/01/2028	07/01/2028		2,921,124
100,000	Puerto Rico Electric Power Authority, Series DDD[6]	5.000	07/01/2022	07/01/2022		59,721
2,915,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		3,002,392
500,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2024	07/01/2024		495,020
280,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	07/01/2024		277,211
285,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	07/01/2015	A	285,436
50,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2022	07/01/2015	A	50,037
100,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	07/01/2015	A	100,073
175,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2017	07/01/2015	A	176,041
830,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	07/01/2023		827,668
12,500,000	Puerto Rico Electric Power Authority, Series WW6	5.250	07/01/2025	07/01/2025		7,447,625
500,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2026	07/01/2026		297,840
5,000,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2018	07/01/2018		3,011,500
10,040,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2018	07/01/2018		6,047,393
24,000,000	Puerto Rico HFA	4.650	12/01/2023	10/31/2014	A	24,004,800
3,425,000	Puerto Rico HFA	4.600	12/01/2024	10/31/2014	A	3,425,685
85,000	Puerto Rico HFA	5.000	12/01/2020	10/31/2014	A	85,232
5,100,000	Puerto Rico HFA Capital Fund Modernization (Puerto Rico Public Hsg.)	5.125	12/01/2027	12/01/2018	A	5,341,995
50,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	01/01/2015	A	49,995
2,900,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2018	07/01/2018		2,046,211

21  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$100,000	Puerto Rico Highway & Transportation Authority	5.250%	07/01/2017	07/01/2017		$70,993
230,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	07/01/2020		141,471
25,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2019		15,405
425,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	02/20/2026	B	226,138
90,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2022	01/22/2021	B	52,555
835,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2027	12/31/2014	A	834,942
7,000,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2024	07/01/2024		4,024,160
5,060,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2021	07/01/2021		3,534,511
5,400,000	Puerto Rico Highway & Transportation Authority	3.192	07/01/2028	07/01/2028		4,137,696
160,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2025	07/01/2025		110,755
180,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2018	01/01/2015	A	180,414
425,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2019		311,087
7,995,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2022	07/01/2022		4,666,841
135,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2023	07/01/2023		78,767
90,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	08/06/2026	B	47,888
400,000	Puerto Rico Highway & Transportation Authority, Series G	5.250	07/01/2019	07/01/2019		280,996
100,000	Puerto Rico Highway & Transportation Authority, Series I	5.000	07/01/2023	07/01/2023		69,515
12,275,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2023	07/01/2023		7,161,972
12,760,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2024	07/01/2024		7,337,000
4,355,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2021	07/01/2021		2,545,585
11,000,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2022	07/01/2022		6,423,340
16,725,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2026	07/01/2026		9,236,381
14,545,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2025	07/01/2025		8,034,222
185,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	10/31/2014	A	185,216
16,550,000	Puerto Rico Infrastructure	6.000	12/15/2026	12/15/2026		12,166,071
780,000	Puerto Rico Infrastructure	5.000	07/01/2019	07/01/2019		529,604

22  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$5,000,000	Puerto Rico Infrastructure	5.500%	07/01/2021	07/01/2021		$3,594,400
1,055,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	10/01/2024		749,978
50,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	10/01/2014		49,993
2,500,000	Puerto Rico Infrastructure Financing Authority	5.250	12/15/2026	12/15/2026		1,728,375
4,250,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/2023	07/01/2023		3,049,078
1,250,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/2016	07/01/2016		1,285,588
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2018	04/01/2018		1,158,396
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2016	04/01/2016		2,522,300
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		1,155,948
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		615,225
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		625,918
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2017	04/01/2017		2,017,800
22,900,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	21,578,670
10,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2015	07/01/2015		9,684
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.250	07/01/2026	07/01/2016	A	16,117,479
325,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.375	11/15/2015	10/31/2014	A	326,443
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.125	11/15/2025	10/31/2014	A	76,885
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.500	11/15/2020	10/31/2014	A	2,048,140
500,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		516,420
2,575,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700	05/01/2024	05/11/2020	B	2,476,429
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	10/01/2021		354,718
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2022	10/01/2022		395,258
2,190,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2015	01/01/2015	A	2,198,716
1,875,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2019	01/01/2015	A	1,880,081
355,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2018	01/01/2015	A	356,140

23  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$2,445,000	Puerto Rico ITEMECF (University Plaza)	5.625%		07/01/2017	01/01/2015	A	$2,454,731
2,215,000	Puerto Rico ITEMECF (University Plaza)	5.625		07/01/2016	01/01/2015	A	2,223,816
20,000	Puerto Rico Municipal Finance Agency, Series A	4.750		08/01/2022	08/01/2022		19,943
70,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2021	08/01/2021		69,788
125,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2017	10/31/2014	A	125,086
9,400,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2023	08/01/2023		5,805,910
500,000	Puerto Rico Municipal Finance Agency, Series A	5.000		08/01/2027	03/12/2025	B	480,720
10,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2024	08/01/2024		6,171,000
155,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	10/31/2014	A	155,124
10,245,000	Puerto Rico Municipal Finance Agency, Series C	5.250		08/01/2018	08/01/2018		10,592,510
275,000	Puerto Rico Public Buildings Authority	5.125		07/01/2024	02/02/2024	B	212,770
1,250,000	Puerto Rico Public Buildings Authority	5.500	[1]	07/01/2035	07/01/2017	C	1,262,238
3,020,000	Puerto Rico Public Buildings Authority	6.000		07/01/2020	07/01/2020		2,495,909
14,280,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	03/02/2028	B	10,506,938
1,400,000	Puerto Rico Public Buildings Authority	5.750	[1]	07/01/2034	07/01/2017	C	1,214,080
2,425,000	Puerto Rico Public Buildings Authority	5.500		07/01/2024	07/01/2024		1,894,362
2,060,000	Puerto Rico Public Buildings Authority	5.500		07/01/2021	07/01/2021		1,667,570
13,195,000	Puerto Rico Public Buildings Authority	5.500		07/01/2026	07/01/2026		10,061,715
3,255,000	Puerto Rico Public Buildings Authority	5.500		07/01/2025	07/01/2025		2,524,448
13,645,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	07/01/2021		11,413,087
150,000	Puerto Rico Public Buildings Authority	5.750		07/01/2015	07/01/2015		146,223
3,035,000	Puerto Rico Public Buildings Authority	5.500		07/01/2018	07/01/2018		3,101,709
1,270,000	Puerto Rico Public Buildings Authority	6.250		07/01/2023	07/01/2023		1,037,336
50,000	Puerto Rico Public Buildings Authority	5.750		07/01/2017	07/01/2017		44,243
3,020,000	Puerto Rico Public Buildings Authority	5.500		07/01/2017	07/01/2017		3,095,409
50,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	07/01/2026		39,859
31,150,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	04/13/2025	B	25,553,903
7,160,000	Puerto Rico Public Buildings Authority	5.500		07/01/2016	07/01/2016		7,363,845
3,490,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	07/01/2022		2,793,640
205,030,000	Puerto Rico Public Finance Corp., Series A	6.500		08/01/2028	12/12/2027	B	106,793,976
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125		08/01/2029	08/01/2029		62,670,449
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625		08/01/2030	08/01/2030		15,530,220
4,080,000	University of Puerto Rico	5.000		06/01/2025	06/01/2025		2,524,908
2,750,000	University of Puerto Rico	5.000		06/01/2026	06/01/2026		1,701,315
3,725,000	University of Puerto Rico, Series P	5.000		06/01/2024	06/01/2024		2,417,562
5,645,000	University of Puerto Rico, Series P	5.000		06/01/2030	12/23/2028	B	3,398,742
7,470,000	University of Puerto Rico, Series P	5.000		06/01/2021	06/01/2021		4,957,241

24  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$8,500,000	University of Puerto Rico, Series P	5.000%	06/01/2022	06/01/2022		$5,584,245
8,410,000	University of Puerto Rico, Series Q	5.000	06/01/2023	06/01/2023		5,491,225
100,000	University of Puerto Rico, Series Q	5.000	06/01/2024	06/01/2024		64,901
300,000	University of Puerto Rico, Series Q	5.000	06/01/2030	12/22/2028	B	180,624
3,515,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		2,332,624
4,930,000	University of Puerto Rico, Series Q	5.000	06/01/2018	06/01/2018		3,479,841
2,490,000	University of Puerto Rico, Series Q	5.000	06/01/2019	06/01/2019		1,680,451
45,000	V.I. Port Authority, Series A	5.000	09/01/2023	10/27/2014	A	45,158
2,805,000	V.I. Port Authority, Series A	5.250	09/01/2018	10/27/2014	A	2,815,407
3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2025	10/01/2016	A	3,860,290
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2026	10/01/2016	A	1,802,551
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2027	10/01/2016	A	52,653
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2024	10/01/2016	A	898,357
3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2023	10/01/2016	A	3,524,838
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.750	10/01/2037	10/01/2019	A	712,845
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2027	10/01/2022	A	1,679,190
665,000	V.I. Public Finance Authority, Series A-1	4.500	10/01/2024	10/01/2019	A	709,967
20,000	V.I. Public Finance Authority, Series C	5.000	10/01/2022	10/01/2019	A	22,213
855,000	V.I. Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2021	11/09/2015	B	844,295
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2031	07/07/2019	B	1,378,598
100,000	V.I. Water & Power Authority	4.500	07/01/2020	10/31/2014	A	100,025
125,000	V.I. Water & Power Authority	4.500	07/01/2028	10/31/2014	A	125,019
225,000	V.I. Water & Power Authority	5.000	07/01/2018	10/31/2014	A	225,167
100,000	V.I. Water & Power Authority	5.000	07/01/2019	10/31/2014	A	100,070
						1,098,277,259
Total Municipal Bonds and Notes (Cost $3,966,582,933)						3,710,479,300

Shares
Common Stock—0.2%
2,137	CMS Liquidating Trust[7,8] (Cost $6,838,400)					7,163,224

Total Investments, at Value (Cost $3,973,421,333)—100.6%						3,717,642,524
Net Other Assets (Liabilities)—(0.6)						(21,120,470)
Net Assets—100.0%						$3,696,522,054

25  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. Represents the current interest rate for a variable or increasing rate security.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 30, 2014. See accompanying Notes.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

7. Non-income producing security.

8. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncliff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence

26  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
ROLs	Reset Option Longs
SAVRS	Select Auction Variable Rate Securities
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UDC	Urban Development Corporation
UNICEF	United Nations Children’s Fund
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

27  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of Rochester Portfolio Series, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

28  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value

29  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $77,245,000.

30  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At September 30, 2014, municipal bond holdings with a value of $167,904,409 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $77,245,000 in short-term floating rate securities issued and outstanding at that date.

At September 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 25,000,000	NY TSASC, Inc. (TFABs) LIFERS[3]	8.161%	6/1/26	$24,010,000
2,000,000	NYC GO DRIVERS	13.614	12/1/23	2,047,480
11,485,000	NYC GO ROLs[3]	9.579	8/1/26	15,418,383
13,045,000	NYC GO ROLs[3]	9.579	8/1/27	17,427,598
9,380,000	NYC GO ROLs[3]	9.579	8/1/26	12,592,462
14,345,000	NYC GO ROLs[3]	9.577	8/1/27	19,163,486

				$90,659,409

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund.

31  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $77,245,000 as of September 30, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$3,590,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2014 is as follows:

Cost	$3,166,540
Market Value	$2,090,867
Market Value as % of Net Assets	0.06%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of September 30, 2014, securities with an aggregate market value of $91,299,805, representing 2.47% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

32  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and

33  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

“asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

34  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$2,611,744,288	$457,753	$2,612,202,041
U.S. Possessions	—	1,098,277,259	—	1,098,277,259
Common Stock	—	—	7,163,224	7,163,224

Total Assets	$—	$3,710,021,547	$7,620,977	$3,717,642,524

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,899,614,765 [1]

Gross unrealized appreciation	$79,039,253
Gross unrealized depreciation	(338,202,100)

Net unrealized depreciation	$(259,162,847)

35  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes (Continued)

1. The federal tax cost of securities does not include cost of $77,190,606 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities Note.

36  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 11/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 11/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 11/10/2014